Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000029775 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000029775 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000029775 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029775 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000029775 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000029775 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029775 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029775 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029775 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029775 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029775 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029775 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029775 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029775 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029775 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029775 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029777 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000029777 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000029777 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029777 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000029777 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000029777 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029777 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029777 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029777 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029777 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029777 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029777 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029777 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029777 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029777 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029777 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029779 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000029779 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000029779 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029779 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000029779 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000029779 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029779 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029779 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029779 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029779 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029779 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029779 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029779 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029779 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029779 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029779 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129843 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000129843 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000129843 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000129843 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000129843 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000129843 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000129843 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000129843 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000129843 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129843 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129843 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000129843 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000129843 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000129843 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000129843 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000129843 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029778 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000029778 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000029778 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000029778 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000029778 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000029778 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000029778 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000029778 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029778 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029778 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029778 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000029778 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000029778 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000029778 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029778 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029778 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000251871 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000251871 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000251871 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000251871 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000251871 | FR_19766C586
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000251871 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000251871 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000251871 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000251871 | FR_19762B509
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251871 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251871 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000251871 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000251871 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000251871 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000251871 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000251871 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029869 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000029869 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029869 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029869 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029869 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029869 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029869 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029869 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029869 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029869 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029869 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000029869 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000029869 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000029869 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029869 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029869 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029871 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000029871 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029871 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029871 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029871 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029871 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029871 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029871 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029871 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029871 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029871 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000029871 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000029871 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000029871 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029871 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029871 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029873 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000029873 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029873 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029873 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029873 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029873 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029873 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029873 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029873 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029873 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029873 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000029873 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000029873 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000029873 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029873 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029873 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029872 | FR_19761L748
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000029872 | FR_19766M709
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029872 | FR_19766P694
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029872 | FR_19765Y365
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029872 | FR_19766J250
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029872 | FR_19766M873
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029872 | FR_19766J581
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029872 | FR_19766M220
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029872 | FR_19766J565
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000029872 | FR_19766C495
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000029872 | LongEquity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000029872 | LongExchange-Traded Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000029872 | LongFixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000029872 | LongAlternative Strategies Funds
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029872 | LongExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029872 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%